34 Provisions (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of provisions [line items]
Provisions, beginning	$ 2,808
Provisions, ending	2,431	$ 2,808
Non-current liabilities [member]
Summary of provisions [line items]
Provisions, beginning	2,808	2,240
Increases	1,107	1,687
Decreases	(105)	(28)
Recovery	(587)
Result from exposure to inflation for the year	(792)	(1,091)
Provisions, ending	2,431	2,808
Current liabilities [member]
Summary of provisions [line items]
Provisions, beginning	291	392
Increases	163	174
Decreases	(12)	(105)
Recovery
Result from exposure to inflation for the year	(84)	(170)
Provisions, ending	$ 358	$ 291